Gain (loss) on financial instruments, net - Schedule of Gain or Loss on Financial Instrument Recognized in the Consolidated Statements of Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Gain (loss) on derivative financial instruments and foreign currency exchange, net	$ 3,813	$ (1,920)	$ (1,870)
Unrealized gain on financial instruments at FVTPL	0	0	227
Realized gain on financial instruments at FVTPL	0	510	0
(Loss) gain on sale of financial instruments at amortized cost	(3,858)	0	333
Realized gain on financial instruments at FVOCI	0	0	14
Totals	$ (45)	$ (1,410)	$ (1,296)